DEBT (Tables)	12 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Summary of short-term and long-term debt
The short-term and long-term debt as of September 30, 2018 and 2019 were as follows:

	As of September 30,
	2018	2019
Short-term debt:
Short-term bank borrowings (1)	60,000	65,000
Long-term bank borrowings, current portion (1)	56,087	150,653
Capital lease and othe r financing arrangement payable, current portion (2)	15,961	103,450

Subtotal	132,048	319,103

Long-term debt:
Long-term bank borrowings, non-current portion (1)	76,176	102,473
Capital lease and othe r financing arrangement payable, non-current portion (2)	65,303	298,682
Other long term payable (3)	24,000	27,190

Subtotal	165,479	428,345

Total	297,527	747,448

Summary of future minimum lease payments required under the capital lease arrangements
Future minimum lease payments required under the capital lease arrangements are as follows:

September 30, 2019
202 0	41,510
202 1	24,603
202 2	22,990
20 23	15,127
202 4	2,582
2025 and there afte r	353

107,165
Less payment amount allocated to interes t	12,878

Present value of capital lease obligatio n	94,287
Current portion of capital lease obligatio n	35,994
Long-term portion of capital lease obligatio n	58,293

94,287